Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2023	2022
Salaries and other benefits	23	24
Share-based payments	17	17
Total compensation	40	41